INVESTMENTS IN TRADING SECURITIES	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN TRADING SECURITIES [Text Block]

5. INVESTMENTS IN TRADING SECURITIES

At December 31, 2023, the Company held investments classified as trading securities, which consisted of various equity securities. All trading securities are carried at fair value. All marketable securities are publicly traded and valued using Level 1 methods. As of December 31, 2023 and 2022 respectively, the fair value of trading securities was $2,212,401 and $3,497,166. The Company recognized a full impairment of certain investments, of $1,336,501 in 2023. During 2021 the company recognized a $211,018 impairment on certain investments.

	December 31, 2023	December 31, 2022
Investments in trading securities at cost	$3,501,195	$3,239,782
Unrealized gains (losses)	(1,288,794)	257,384
Investments in trading securities at fair market value	$2,212,401	$3,497,166

The fair value carrying value of investments by category is as follows:

	December 31, 2023	December 31, 2022
Marketable Equity Securities - Level 1
Publicly traded investments	$2,212,401	$2,677,169

Marketable Debt Securities - Level 2
Corporate bonds	-	117,157

Non-Marketable Equity Securities - Level 3
Private investments	-	702,840
Total investments	$2,212,401	$3,497,166

The gains and losses on investments by category is as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Marketable Equity Securities - Level 1
Publicly traded investments - realized	$95,688	$354,811	$559,850
Publicly traded investments - unrealized	(480,827)	(148,456)	227,653

Non-Marketable Debt Securities - Level 2
Private bonds	(194,255)	(20,980)	11,720

Non-Marketable Equity Securities - Level 3
Private investments - realized	-	-	(275,719)
Private investments - unrealized	(815,304)	175,376	-
Total investments	$(1,394,698)	$360,754	$523,504

Reported as:

	December 31, 2023	December 31, 2022	December 31, 2021

Net gain (loss) on trading securities	$(58,197)	$360,754	$714,523
Impairment loss on trading securities	(1,336,501)	-	(211,018)
Other	-	-	19,999
Total gain (loss) on investments	$(1,394,698)	$360,754	$523,504

The Company also recorded interest and dividend income from its investment portfolio as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

Interest earned and dividends	$371,525	$143,407	$55,972